Borrowings	12 Months Ended
Dec. 31, 2015
BORROWINGS [Abstract]
BORROWINGS
NOTE 9: BORROWINGS
Borrowings consist of the following:

	December 31, 2015	December 31, 2014
Senior Notes	$ 375,000	$ 375,000
Loan for Nazira	390	459

Total borrowings	375,390	375,459
Less: current portion	(69)	(69)
Less: deferred financing costs, net	(7,822)	(8,750)

Total long-term borrowings	$ 367,499	$ 366,640

2019 Senior Notes
On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together, the “Co-Issuers”) issued $200,000 in aggregate principal amount of senior notes due on April 15, 2019 at a fixed rate of 9.25% (the “Existing 2019 Senior Notes”). On March 12, 2013, the Co-Issuers issued $90,000 in aggregate principal amount of 9.25% Senior Notes due 2019 (the “Additional 2019 Senior Notes”, and together with the Existing 2019 Senior Notes, the “2019 Senior Notes”) at a premium, with a price of 103.750%.
On May 5, 2014, the Co-Issuers completed a cash tender offer (the “Tender Offer”) and related solicitation of consents for certain proposed amendments to the indenture governing the 2019 Senior Notes, for any and all of their outstanding 2019 Senior Notes. After the purchase by the Co-Issuers of all of the 2019 Senior Notes validly tendered and not validly withdrawn prior to the consent payment deadline, the Co-Issuers redeemed for cash all the 2019 Senior Notes that remained outstanding after the completion of the Tender Offer, plus accrued and unpaid interest to, but not including, the redemption date. The effect of this transaction was the recognition of a $27,281 loss in the consolidated statement of comprehensive loss under “Loss on bond extinguishment”, consisting of a $7,881 loss relating to the accelerated amortization of the unamortized deferred finance costs, a $3,095 gain relating to the accelerated amortization of unamortized Additional 2019 Senior Notes premium and a $22,495 loss relating to tender premium fees and expenses.
2022 Senior Notes
On April 22, 2014, the “Co-Issuers” issued $375,000 in aggregate principal amount of Senior Notes due on May 1, 2022 (the “2022 Senior Notes”), at a fixed rate of 7.25%. The net proceeds from the sale of the 2022 Senior Notes were partially used to redeem any and all of 2019 Senior Notes and pay related transaction fees and expenses. The 2022 Senior Notes are unregistered and are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Horamar do Brasil Navegação Ltda (“Horamar do Brasil”), Naviera Alto Parana S.A. (“Naviera Alto Parana”) and Terra Norte S.A. (“Terra Norte”), which are deemed to be immaterial, and Logistics Finance, which is the co-issuer of the 2022 Senior Notes. The subsidiary guarantees are “full and unconditional,” except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Senior Notes.
The Co-Issuers have the option to redeem the 2022 Senior Notes in whole or in part, at their option, at any time (i) before May 1, 2017, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after May 1, 2017, at a fixed price of 105.438%, which price declines ratably until it reaches par in 2020. At any time before May 1, 2017, the Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2022 Senior Notes with the net proceeds of an equity offering at 107.250% of the principal amount of the 2022 Senior Notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the 2022 Senior Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the 2022 Senior Notes will have the right to require the Co-Issuers to repurchase some or all of the 2022 Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
As of December 31, 2015 and December 31, 2014, deferred financing costs associated with the 2022 Senior Notes amounted to $7,822 and $8,750, respectively. Interest expense associated with the senior notes amounted to $27,188, $27,201 and $25,183 for the years ended December 31, 2015, 2014 and 2013, respectively.
The indenture contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics' properties and assets and creation or designation of restricted subsidiaries.
The 2022 Senior Notes include customary events of default, including failure to pay principal and interest on the 2022 Senior Notes, a failure to comply with covenants, a failure by Navios Logistics or any significant subsidiary or any group of our restricted subsidiaries that, taken together, would constitute a significant subsidiary to pay material judgments or indebtedness and bankruptcy and insolvency events with respect to us or any significant subsidiary or any group of our restricted subsidiaries that, taken together, would constitute a significant subsidiary.
As of December 31, 2015, all subsidiaries, including Logistics Finance, Horamar do Brasil, Naviera Alto Parana and Terra Norte are 100% owned. Logistics Finance, Horamar do Brasil, Naviera Alto Parana and Terra Norte do not have any independent assets or operations.
In addition, there are no significant restrictions on (i) the ability of the parent company, any issuer (or co-issuer) or any guarantor subsidiaries of the 2022 Senior Notes to obtain funds by dividend or loan from any of their subsidiaries or (ii) the ability of any subsidiaries to transfer funds to the issuer (or co-issuer) or any guarantor subsidiaries.
Other Indebtedness
In connection with the acquisition of Hidronave S.A. on October 29, 2009, Navios Logistics assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. As of December 31, 2015, the outstanding loan balance was $390 ($459 as of December 31, 2014). The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.
In connection with the loan and other long term liabilities, the Company is subject to certain covenants and commitments and certain of its assets are restricted as collateral.
The Company was in compliance with all the covenants as of December 31, 2015.
The maturity table below reflects future payments of the long-term debt outstanding as of December 31, 2015, for the next five years and thereafter.

Year	Amount in thousands of U.S. dollars
2016	$ 69
2017	69
2018	69
2019	69
2020	69
2021 and thereafter	375,045

Total	$ 375,390